EXHIBIT 99.41

infinity DATA compare REPORT

Tape Discrepancies
Loan #1	Client ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xxxxxx	751632	Borrower Last Name	xxxxxx	xxxxxx			The Note dated xxxxxx and signed at closing, reflects the Borrower's Last Name as xxxxxx	Initial
xxxxxx	751619	Original Appraised Value	xxxxxx	xxxxxx	xxxxxx	4.95%	Appraised value is xxxxxx, lender used prior purchase price of xxxxxx for LTV due to seasoning requirements.	Initial